FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Brazilian government bonds	R$ 263,224,363	R$ 282,586,266
Bank debt securities	36,983,297	43,844,816
Corporate debt and marketable equity securities	41,637,680	36,257,756
Mutual funds	9,368,468	9,323,075
Brazilian sovereign bonds	366,034	54,167
Foreign governments securities	468,521	118,948
Derivative financial instruments	19,834,985	15,413,349
Total	R$ 371,883,348	R$ 387,598,377